Mezzanine Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended									11 Months Ended	12 Months Ended
	Jan. 09, 2020	Jun. 05, 2018	Mar. 31, 2013	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Purchase Requirement [Line Items]
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustments prior to deconsolidation														$ 237,669
Redeemable noncontrolling interests				$ 19,800	$ 26,600									19,800	$ 26,600
Mandatorily redeemable convertible preferred shares redemption value				125,000	125,000									$ 125,000	$ 125,000
Dividends per common share (USD per share)									$ 0.125	$ 0.10		$ 0.10	$ 0.0625	$ 0.45	$ 0.5	$ 0.325
Preferred stock dividends				$ 851	1,276	$ 1,275	$ 1,276	$ 1,276	$ 1,276	$ 1,171	$ 1,172			$ 4,470	$ 5,103	$ 4,375
Cumulative Convertible Preferred Shares
Purchase Requirement [Line Items]
Dividend rate on preferred stock			3.25%												3.25%
Mandatorily redeemable convertible preferred shares redemption value					$ 125,000										$ 125,000
Mandatoriy redeemable preferred stock, number of shares in conversion (in shares)					4,440,863										4,440,863
Mandatorily redeemable preferred stock, effective conversion price per share (USD per share)					$ 28.15										$ 28.15
Minimum common dividend considered for additional quarterly payments					0.0625										$ 0.0625
Preferred stock dividends														$ 4,500	$ 5,100	$ 4,400
Mandatorily redeemable preferred shares callable price per share (USD per share)					$ 1,000										$ 1,000
Jefferies Group
Purchase Requirement [Line Items]
Dividend rate on preferred stock			3.25%
National Beef | Discontinued operations, disposed of by sale
Purchase Requirement [Line Items]
Ownership percentage		48.00%
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustments prior to deconsolidation		$ 237,700
Subsequent Event
Purchase Requirement [Line Items]
Dividends per common share (USD per share)	$ 0.15
Dividends per common share, percentage of increase	20.00%
Subsequent Event | Cumulative Convertible Preferred Shares
Purchase Requirement [Line Items]
Preferred stock, effective dividend rate, percentage	4.50%